TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Taxes On Income 1	34.00%
Taxes On Income 2	25.00%
Taxes On Income 3	2,013
Taxes On Income 4	2,014
Taxes On Income 5	26.50%
Taxes On Income 6	25.00%
Taxes On Income 7	$ 1,429,661
Taxes On Income 8	137,673
Taxes On Income 9	$ 1,585,993